UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 11/30/16

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2016
(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (73.2%)
U.S. Treasury Bills
$95,000,000	0.21%, 12/22/16 (a)	$94,988,290
230,000,000	0.23%, 12/15/16 (a)	229,979,396
130,000,000	0.25%, 1/5/17 (a)	129,967,998
100,000,000	0.43%, 2/2/17 (a)	99,924,663
		554,860,347
U.S. Treasury Notes
50,000,000	0.50%, 3/31/17	49,998,160
80,000,000	0.56%, 4/30/17 (b)	80,001,537
90,000,000	0.57%, 7/31/17 (b)	90,010,857
60,000,000	0.57%, 1/31/17 (b)	60,002,333
30,000,000	0.63%, 12/15/16	30,002,127
60,000,000	0.63%, 2/15/17	60,021,650
100,000,000	0.66%, 10/31/17 (b)	100,132,798
60,000,000	0.75%, 1/15/17	60,023,416
30,000,000	0.88%, 1/31/17	30,023,318
		560,216,196
Total U.S. Treasury Obligations		1,115,076,543

Repurchase Agreements (26.8%)
30,010,886	Bank of Montreal, 0.24%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $30,011,086, collateralized by various U.S. Treasury Obligations, (0.13% - 2.13%), (02/28/19 - 07/15/26), fair value of $30,611,114)	30,010,886

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$268,400,000	Credit Agricole CIB, 0.25%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $268,401,864, collateralized by various U.S. Treasury Obligations, (0.00% - 1.63%), (04/30/23 - 8/15/44), fair value of $273,768,010)	$268,400,000
10,000,000	Goldman Sachs & Co., 0.25%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $10,000,069, collateralized by U.S. Treasury Obligations, (0.13%), (04/15/2017), fair value of $10,200,095)	10,000,000
100,000,000	RBC Capital Markets LLC, 0.25%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $100,000,694, collateralized by various U.S. Treasury Obligations, (0.13% - 3.00%), (12/31/17 - 05/15/45), fair value of $102,000,029)	100,000,000
Total Repurchase Agreements		408,410,886

Total Investments (Cost $1,523,487,429)(c) - 100.0%		1,523,487,429
Other assets in excess of liabilities — 0.0%		315,151
Net Assets - 100.0%		$1,523,802,580

(a)	Rate represents the effective yield at purchase.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

November 30, 2016
(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Government Agency Securities (40.9%)
Federal Farm Credit Bank
$20,000,000	0.41%, 9/14/17 (a)	$19,999,245
20,000,000	0.48%, 8/30/17 (a)	20,000,000
17,500,000	0.58%, 2/13/17 (a)	17,498,773
10,000,000	0.58%, 6/20/17 (a)	10,000,000
20,000,000	0.58%, 5/25/17 (a)	19,999,003
20,000,000	0.61%, 3/8/17 (a)	19,999,718
9,000,000	0.63%, 3/29/17 (a)	9,004,026
35,000,000	0.64%, 6/29/17 (a)	35,000,451
20,000,000	0.64%, 3/22/17 (a)	20,000,000
		171,501,216
Federal Home Loan Bank
30,000,000	0.27%, 12/15/16 (b)	29,996,850
50,000,000	0.30%, 12/19/16 (b)	49,992,499
70,000,000	0.30%, 1/4/17 (b)	69,980,494
40,000,000	0.34%, 12/1/16 (b)	40,000,000
35,000,000	0.40%, 1/24/17 (b)	34,979,000
40,000,000	0.43%, 12/22/16 (b)	39,989,500
40,000,000	0.48%, 3/8/17 (b)	39,948,679
40,000,000	0.52%, 5/12/17 (b)	39,906,403
25,000,000	0.55%, 5/4/17 (a)	25,000,000
20,000,000	0.56%, 5/18/17 (a)	20,000,000
20,000,000	0.79%, 3/21/17 (a)	20,000,000
		409,793,425
Federal Home Loan Mortgage Corp.
40,000,000	0.37%, 12/19/16 (b)	39,992,700
30,000,000	0.37%, 1/19/17 (b)	29,984,891
40,000,000	0.45%, 2/17/17 (b)	39,961,000
		109,938,591
Federal National Mortgage Assoc.
40,000,000	0.43%, 12/2/16 (b)	39,999,522
Total U.S. Government Agency Securities		731,232,754

U.S. Treasury Obligations (20.1%)
U.S. Treasury Bills
70,000,000	0.23%, 12/15/16 (b)	69,992,214
130,000,000	0.25%, 1/5/17 (b)	129,958,797
		199,951,011
U.S. Treasury Notes
50,000,000	0.56%, 4/30/17 (a)	50,001,039
30,000,000	0.57%, 1/31/17 (a)	30,000,710

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$80,000,000	0.66%, 10/31/17 (a)	$80,096,996
		160,098,745
Total U.S. Treasury Obligations		360,049,756

Repurchase Agreements (39.0%)
35,034,573	Bank of Montreal, 0.24%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $35,034,807, collateralized by various U.S. Treasury Obligations, (0.63% - 4.75%), (2/15/20 - 2/15/46), fair value of $35,735,280)	35,034,573
293,600,000	Credit Agricole CIB, 0.25%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $293,602,039, collateralized by U.S. Treasury Obligations, (0.00% - 3.00%), (8/15/44 - 11/15/44), fair value of $299,472,039)	293,600,000
40,000,000	Goldman Sachs & Co., 0.26%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $40,000,289, collateralized by U.S. Treasury Obligations, (0.00%), (11/15/29 - 8/15/33), fair value of $40,800,000)	40,000,000
100,000,000	RBC Capital Markets LLC, 0.25%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $100,000,694, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.38%), (1/30/17 - 8/1/44), fair value of $102,000,004)	100,000,000
230,000,000	Wells Fargo Securities, LLC, 0.25%, 12/1/16, (Purchased on 11/30/16, proceeds at maturity $230,001,597, collateralized by various U.S. Government Agency Obligations, (0.00% - 1.95%), (1/4/17 - 4/15/28), fair value of $234,600,666)	230,000,000
Total Repurchase Agreements		698,634,573

Total Investments (Cost $1,789,917,083)(c) - 100.0%		1,789,917,083
Liabilities in excess of other assets — 0.0%		(185,898)
Net Assets - 100.0%		$1,789,731,185

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (102.6%)
Alabama (1.6%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$639,137
Alaska (0.7%)
300,000	Valdez Alaska Marine Terminal Revenue, Series C, 0.52%, 12/1/29, Continuously Callable @ 100, Insured by: GTY(a)	300,000
Arizona (4.8%)
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Continuously Callable @ 100	782,768
500,000	Gila County Arizona School Unified District #10 Payson, GO, 5.00%, 7/1/26, Continuously Callable @ 100	576,790
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	586,215
		1,945,773
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,238
Colorado (3.5%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	893,722
500,000	El Paso County Colorado School District #20, GO, 4.00%, 12/15/25, Continuously Callable @ 100, Insured by: State Aid Withholding	542,490
		1,436,212
Georgia (0.9%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Pre-refunded 1/01/19 @ 100	376,187
Hawaii (1.9%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Pre-refunded 7/01/17 @ 100, AGM	767,843
Illinois (4.7%)
650,000	Cook County Illinois School District #111 Burbank, GO, 4.00%, 12/1/26, AGM	683,924
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	226,606
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	312,756
10,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	10,020
660,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC, ETM	662,375
		1,895,681

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Indiana (1.3%)
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$519,825
Iowa (1.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Continuously Callable @ 100	752,666
Massachusetts (1.5%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	624,976
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Pre-refunded 12/01/19 @ 100	801,878
Mississippi (1.7%)
700,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Series C, 0.52%, 12/1/30, Callable 1/3/17 @ 100, Insured by:GTY*(a)	700,000
Missouri (1.3%)
500,000	Jackson County Missouri Reorganized School Disttrict #4 Blue Springs, GO, 4.00%, 3/1/28, Continuously Callable @ 100, Insured by: State Aid Withholding	532,970
Montana (1.8%)
700,000	Forsyth Montana Pollution Control Revenue, 0.56%, 1/1/18, Callable 1/1/17 @ 100, Enhanced by: LOC*(a)	700,000
New Mexico (1.3%)
500,000	Sandoval County New Mexico Gross Receipts Tax Revenue, 4.00%, 6/1/28, Continuously Callable @ 100	535,895
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Pre-refunded 2/01/19 @ 100	791,813
Pennsylvania (5.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	791,812
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Continuously Callable @ 100, Insured by: State Aid Withholding	688,983
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Continuously Callable @ 100, Insured by: State Aid Withholding	789,900
		2,270,695
South Carolina (3.2%)
500,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, Series A, 0.60%, 3/1/27, Callable 1/1/17 @ 100, Enhanced by: LOC*(a)	500,000

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
South Carolina, continued:
$775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Pre-refunded 4/01/19 @ 100	$820,864
		1,320,864
Tennessee (3.5%)
600,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.60%, 11/1/27, Callable 1/1/17 @ 100, Enhanced by: LOC*(a)	600,000
75,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Continuously Callable @ 100	78,752
675,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Pre-refunded 4/01/19 @ 100	712,881
		1,391,633
Texas (35.3%)
95,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	102,496
205,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Pre-refunded 2/15/19 @ 100	220,658
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	663,668
500,000	City of Arlington Texas, GO, 4.00%, 8/15/28, Continuously Callable @ 100	528,390
500,000	City of Melissa Texas, GO, 4.00%, 2/15/28, Continuously Callable @ 100, Insured by: BAM	523,900
550,000	Del Valle Independent School District, GO, 4.00%, 6/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	594,902
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	635,089
750,000	Garland Texas Electric Utility System Revenue Refunding, Series B, 5.00%, 3/1/26	853,763
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Pre-refunded 2/15/17 @ 100	503,995
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, AGM	155,451
475,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Pre-refunded 11/15/17 @ 100, AGM	492,537
740,000	Kerr County Texas, Ltd., GO, 4.00%, 2/15/25, Continuously Callable @ 100	806,038
595,000	Kyle Texas, GO, 4.00%, 2/15/22, Pre-refunded 2/15/18 @ 100, Insured by: AGC	614,980
45,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	46,374
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	582,815

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Pre-refunded 2/15/19 @ 100	$807,854
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	538,055
590,000	Melissa Texas Independent School District School Building, GO, 4.00%, 8/1/27, Continuously Callable @ 100, Insured by: PSF-GTD	640,551
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Continuously Callable @ 100	707,046
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Pre-refunded 8/15/17 @ 100, AGM	514,435
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Pre-refunded 8/15/18 @ 100, Insured by: PSF-GTD	531,855
420,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Continuously Callable @ 100	424,091
125,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/01/17 @ 100	126,423
30,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/01/17 @ 100	30,341
625,000	Waco Texas, GO, 4.00%, 2/1/25, Continuously Callable @ 100	672,050
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Pre-refunded 2/15/18 @ 100, Insured by: PSF-GTD	473,837
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Pre-refunded 2/15/19 @ 100	808,709
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Pre-refunded 2/15/18 @ 100	669,990
		14,270,293
Utah (1.8%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, AGM	740,474
Vermont (1.6%)
600,000	City of Burlington Vermont, GO, Series C, 4.00%, 11/1/28, Insured by: BAM	633,180
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/01/19 @ 100, Insured by: State Aid Withholding	794,745
Washington (10.8%)
65,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Continuously Callable @ 100	70,403
685,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Pre-refunded 5/01/19 @ 100	741,430

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Washington, continued:
$500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	$528,265
500,000	King County Washington School District #414 Lake Washigton, GO, 4.00%, 12/1/28, Continuously Callable @ 100, Insured by: School Bond Guarantee	542,315
335,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Pre-refunded 1/01/21 @ 100	374,808
165,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	181,142
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, AGM	526,125
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	753,918
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	681,266

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Washington, continued:
		$4,399,672
West Virginia (1.5%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	600,800
Wisconsin (4.1%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Continuously Callable @ 100	550,055
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Continuously Callable @ 100	590,914
500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.56%, 3/1/36, Callable 1/3/17 @ 100, Enhanced by: LOC*(a)	500,000
		1,640,969
Total Municipal Bonds		41,464,419

Investment Companies (1.6%)

640,630	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.61%(b)	640,630
Total Investment Companies		640,630

Total Investments (Cost $41,476,295)(c) - 104.2%		42,105,049
Liabilities in excess of other assets — (4.2)%		(1,682,451)
Net Assets - 100.0%		$40,422,598

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
LOC	Letter of Credit
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.6%)
$11,290	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.79%, 5/10/32(a)(b)	$11,220
155,109	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	154,806
35,342	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41*(a)	37,263
932,828	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	932,245
23,549	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(a)	24,241
19,355	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.76%, 1/15/34(a)	18,034
562,387	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.47%, 11/25/34*(a)	320,040
21,347	GSAMP Trust, Series 2005-HE4, Class M1, 0.98%, 7/25/45*(a)	21,344
865	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	864
1,267,162	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(a)(b)	1,266,955
323,182	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18*(b)	322,957
1,436,062	Raspro Trust, Series 2005-1A, Class G, 1.26%, 3/23/24(a)(b)	1,386,517
262,615	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	267,498
31,460	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 5.29%, 6/25/33*(a)	31,995
11,555	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30*(a)	11,792
28,169	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33*(a)	28,071
1,805	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	1,802
27,811	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.92%, 12/25/33*(a)	28,017
245,344	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(a)	210,763
Total Asset Backed Securities		5,076,424

Mortgage Backed Securities† (50.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
187,340	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.92%, 2/25/36*(a)	130,814
15,915	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.92%, 7/25/35*(a)	12,972

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$35,676	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.83%, 7/20/35*(a)	$26,649
2,978	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.68%, 10/25/36*(a)	1,945
67,644	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33*(a)	67,801
12,206	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34*(a)	12,291
10,091	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36*(a)	8,687
27,724	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.78%, 9/25/34*(a)	26,941
327,422	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	332,124
18,145	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.03%, 4/21/34*(a)	18,563
46,311	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.32%, 8/25/35*(a)	45,030
99,024	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.81%, 9/25/34*(a)	97,266
41,312	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.06%, 1/25/36*(a)	32,864
11,640	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34*(a)	11,642
		825,589

Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
25,502	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	22,610
41,972	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	37,524
5,498	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	5,608
42,687	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	38,702
34,254	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	26,718
34,331	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	27,580
35,061	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	30,569
220,227	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	152,866
91,081	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	93,727

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$97,522	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	$79,179
64,638	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	65,894
13,766	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	13,841
55,825	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	57,139
6,568	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	6,879
514,418	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	541,488
29,058	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	29,594
9,291	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	9,892
91,427	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	91,691
18,247	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	18,327
65,554	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	65,527
67,930	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	58,101
1,789	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17*	1,787
3,645	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18*	3,677
56,354	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	37,127
50,395	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	44,546
35,050	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	35,192
		1,595,785

Commercial Mortgage Backed Securities (3.5%)
66,321	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	66,286
717,232	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 5.94%, 9/15/39(a)	729,494
288,912	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	289,019
1,429,913	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45(a)(b)	1,434,771
1,317,358	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	1,330,584
		3,850,154

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities (3.9%)
$93,154	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.73%, 3/25/35*(a)	$87,264
24,190	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.15%, 5/25/35(a)	24,235
363,430	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36*(a)	163,909
11,748	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.12%, 6/25/34*(a)	11,602
28,125	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.25%, 7/25/33*(a)	28,151
19,070	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.26%, 9/25/33*(a)	18,852
20,604	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.30%, 2/25/36*(a)	18,962
14,443	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.38%, 11/20/36*(a)	11,852
22,828	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.83%, 10/25/35*(a)	21,967
13,950	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.90%, 9/25/34*(a)	12,990
13,893	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.24%, 1/25/35*(a)	13,849
80,876	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.29%, 10/25/36*(a)	68,588
61,845	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.29%, 3/25/31*(a)	62,086
28,905	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.16%, 7/25/37*(a)	26,219
41,664	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.04%, 8/25/35(a)	40,913
1,208,313	Coast Savings & Loan Association, Series 1992-1, Class A, 2.64%, 7/25/22(a)	1,206,363
11,234	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.80%, 2/25/34*(a)	10,980
23,593	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.01%, 2/19/34*(a)	23,518
57,071	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.12%, 8/25/34*(a)	48,640
526	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.29%, 9/25/33*(a)	480
45,590	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.97%, 11/25/32*(a)	12,854
69,938	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.16%, 11/25/34*(a)	71,827

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$202,607	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.02%, 7/27/36(a)(b)	$201,298
28,739	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.90%, 10/25/35*(a)	23,785
167,789	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.29%, 11/19/35*(a)	155,012
109,584	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.62%, 7/25/35(a)(b)	109,718
79,341	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.04%, 4/25/35*(a)	75,800
59,174	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.07%, 11/25/35*(a)	56,508
146,932	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.28%, 1/19/35*(a)	133,516
23,423	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.43%, 12/19/35*(a)	20,376
23,570	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.79%, 8/25/34*(a)	21,143
354	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.82%, 10/25/34*(a)	349
70,029	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.96%, 8/25/34*(a)	67,604
101,037	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.13%, 9/25/36*(a)	94,627
44,524	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.25%, 7/25/36*(a)	38,071
69,277	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.25%, 8/25/36*(a)	48,604
10,807	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.81%, 7/25/35*(a)	10,670
6,058	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 2.97%, 8/25/36*(a)	5,514
21,028	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.03%, 1/26/37(a)(b)	20,996
58,637	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	58,713
615	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.21%, 9/25/17*(a)	617
3,149	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.90%, 2/25/34*(a)	3,163
22,675	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.24%, 7/25/34*(a)	22,605
31,789	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.72%, 12/25/34*(a)	31,754

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$61,974	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.09%, 8/25/34*(a)	$61,796
41,801	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.31%, 8/25/34*(a)	41,414
63,666	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.89%, 6/25/34*(a)	62,860
5,120	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 3.03%, 12/25/35*(a)	5,271
63,255	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.04%, 11/25/34*(a)	63,202
4,678	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 3.05%, 2/25/34*(a)	4,682
382,481	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.11%, 4/25/34*(a)	377,325
74,844	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.28%, 12/25/34*(a)	70,495
24,215	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.96%, 12/27/35*(a)	21,311
40,945	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.86%, 7/25/33*(a)	40,094
23,511	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.26%, 8/20/35*(a)	9,147
15,747	Washington Mutual, Series 2004-AR3, Class A2, 2.79%, 6/25/34*(a)	15,798
4,242	Washington Mutual, Series 2006-AR8, Class 1A1, 2.81%, 8/25/46*(a)	3,693
18,703	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 1.00%, 7/25/44*(a)	17,772
143,080	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.34%, 11/25/36*(a)	126,786
22,750	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.79%, 9/25/36(a)	20,629
68,134	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.77%, 2/25/35*(a)	68,991
14,761	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.00%, 7/25/34*(a)	14,940
11,552	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.03%, 6/25/34*(a)	11,747
19,306	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 3.05%, 6/25/34*(a)	19,305
34,377	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.06%, 8/25/33*(a)	35,151

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$6,652	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 3.08%, 4/25/36*(a)	$6,536
9,984	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.18%, 12/25/34*(a)	10,294
		4,295,783
Prime Fixed Mortgage Backed Securities (1.4%)
176	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17*	176
3,028	BNPP Mortgage Securities LLC, Series 2009-1, Class A1, 6.00%, 8/27/37	3,028
35,662	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	36,444
163,129	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	165,267
20,735	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	22,253
59,891	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	60,484
162,402	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33*	164,869
83,660	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	85,002
41,783	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	44,934
111,674	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	38,287
64,935	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	70,562
45,944	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36*	37,013
67,479	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	65,395
24,884	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	25,240
38,048	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	31,284
55,295	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	56,435
21,370	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	17,749
5,473	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18*	5,435
32,377	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18*	32,353
9,031	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17*	9,024

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$2,153	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17*	$2,164
9,555	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18*	10,124
7,552	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	7,658
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.57%, 9/25/33*(a)	112,830
17,144	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	15,910
33,766	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	35,072
142,479	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	148,794
103,470	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34*	104,801
5,942	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,912
3,515	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18*	3,547
2,531	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18*	2,542
269	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18*	270
5,831	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18*	5,895
96,785	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	97,821
36,562	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	37,412
		1,561,986
U.S. Government Agency Mortgage Backed Securities (39.5%)
899,689	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	878,467
557,767	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	556,433
1,131,752	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	1,126,061
1,209,979	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	1,197,210
801,110	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	791,457
514,559	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	506,425
43,346	Fannie Mae, 2.23%, 1/1/35, Pool #805386(a)	45,228
1,327,750	Fannie Mae, Series 2011-124, Class CP, 2.25%, 12/25/40	1,322,149
923,787	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	917,298
2,269,381	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	2,274,478

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$332,663	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	$325,964
618,190	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	614,811
179,454	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	182,128
1,226,546	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,227,060
19,043	Fannie Mae, 2.57%, 12/1/22, Pool #303247(a)	19,711
10,476	Fannie Mae, 2.68%, 6/1/32, Pool #725286(a)	11,042
55,561	Fannie Mae, 2.76%, 2/1/30, Pool #556998(a)	56,856
334,100	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	341,365
418,779	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	426,199
1,224,836	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	1,239,561
2,109,535	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	2,163,950
36,499	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(a)	39,310
4,271	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	4,566
10,233	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(a)	10,961
19,139	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(a)	22,342
214	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	236
822	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	903
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,702
3,500,000	Freddie Mac, 1.00%, 9/29/17	3,504,422
479,075	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	472,935
2,151,980	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	2,129,778
449,554	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	447,493
729,641	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	718,440
1,415,492	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,406,641
1,345,560	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	1,349,732
645,788	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	635,356
1,012,107	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,003,731
787,965	Freddie Mac, Series 4486, Class JN, 2.00%, 11/15/24	780,198
2,381,755	Freddie Mac, Series: 4272, Class YG, 2.00%, 11/15/26	2,392,690
1,761,047	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(a)	1,760,909
194	Freddie Mac, 2.13%, 3/1/17, Pool #350044(a)	194
10,895	Freddie Mac, 2.50%, 4/1/36, Pool #1N0148(a)	11,326

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$185,165	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	$187,425
1,104,988	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,108,828
1,163,092	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,161,634
1,069,141	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	1,068,814
228,406	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	231,705
218,229	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	221,317
796,467	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	803,220
220,151	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	223,453
1,202,926	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,227,088
2,110,179	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	2,201,197
1,741,139	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	1,812,603
38,152	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	40,102
141,609	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	143,014
7,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	7,396
3,561	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	3,720
2,957	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	3,101
2,268	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	2,423
279	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21*	289
1,845	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	2,038
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,125
3,403	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	3,747
2,553	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	2,856
422,891	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	385,890
5,729	Government National Mortgage Assoc., 2.00%, 1/20/23, Pool #8123(a)	5,874
6,716	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	6,915
3,668	Government National Mortgage Assoc., 2.00%, 3/20/26, Pool #8832(a)	3,771
4,418	Government National Mortgage Assoc., 2.00%, 12/20/27, Pool #80141(a)	4,573
4,551	Government National Mortgage Assoc., 2.00%, 3/20/29, Pool #80263(a)	4,624
6,634	Government National Mortgage Assoc., 2.00%, 11/20/29, Pool #876947(a)	6,724
23,044	Government National Mortgage Assoc., 2.13%, 5/20/34, Pool #80916(a)	23,889
1,990	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	1,989

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,244	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	$3,310
9,704	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	10,090
97,013	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	98,112
147	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	168
147	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	160
43	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	44
414	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	430
		43,936,376
Total Mortgage Backed Securities		56,065,673

Corporate Bonds (4.0%)
Capital Markets (0.1%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (c)	118,000
Internet Software & Services (2.4%)
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,393,113
1,250,000	eBay, Inc., 1.37%, 8/1/19 (a)	1,241,720
		2,634,833
Oil, Gas & Consumable Fuels (1.0%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,145,954

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Real Estate Management & Development (0.5%)
$550,000	Fishers Lane LLC, 2.03%, 4/5/17, Callable 1/6/17 @ 100 *(b)	$550,000
Total Corporate Bonds		4,448,787

Commercial Paper (1.2%)
Banks (1.2%)
1,350,000	Natixis, 1.04%, 1/9/17 (d)	1,348,992
Total Commercial Paper		1,348,992

U.S. Government Agency Securities (2.4%)
Freddie Mac
2,700,000	Series 0002, 1.00%, 6/28/19, Callable 12/28/16 @ 100 *(a)	2,690,310
Total U.S. Government Agency Securities		2,690,310

U.S. Treasury Obligations (32.2%)
U.S. Treasury Notes
1,000,000	0.63%, 12/31/16	1,000,302
17,187,000	0.75%, 9/30/18	17,075,559
18,000,000	0.88%, 6/15/19	17,815,788
		35,891,649
Total U.S. Treasury Obligations		35,891,649

Investment in Affiliates (5.0%)
5,555,291	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(e)	5,555,291
Total Investment in Affiliates		5,555,291

Total Investments (Cost $113,753,225)(f) - 99.8%		111,077,126
Other assets in excess of liabilities — 0.2%		182,098
Net Assets - 100.0%		$111,259,224

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Rate represents the effective yield at purchase.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.2%)
$253,396	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 1.25%, 10/25/34*(a)	$250,687
11,812	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41*(a)	12,454
211,206	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	211,074
13,978	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(a)	14,103
674,929	Federal National Mortgage Assoc., Series 2012-8, Class KA, 2.00%, 6/25/41	666,878
661,848	Federal National Mortgage Assoc., Series 2015-12, Class PC, 2.50%, 7/25/44	661,961
401,889	Government National Mortgage Assoc., Series 2011-128, Class BL, 2.00%, 9/16/26	402,594
460,294	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(a)(b)	460,219
79,211	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18*(b)	79,156
382,296	Raspro Trust, Series 2005-1A, Class G, 1.26%, 3/23/24(a)(b)	369,107
292,487	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34*(a)	293,917
1,083	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	1,081
58,835	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35*(a)	59,068
570,000	SLM Student Loan Trust, Series 12-7, Class B, 2.33%, 9/25/43*(a)	528,620
Total Asset Backed Securities		4,010,919

Mortgage Backed Securities† (36.1%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.9%)
18,748	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	18,520
95,745	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	87,983
17,595	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	17,261
22,120	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	22,357
33,257	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34*	33,594
115,909	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	80,456
104,216	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.85%, 6/25/36*(a)	85,707

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$20,982	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	$21,273
10,770	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	10,813
29,725	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	29,759
11,718	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	11,994
88,487	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	91,239
34,317	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	33,847
12,075	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	12,600
34,395	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	35,195
50,228	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	50,653
22,534	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(a)	22,865
46,782	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(a)	37,701
15,161	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(a)	15,302
108,426	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(a)	47,881
58,957	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(b)	49,954
5,682	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	5,713
19,502	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	19,128
79,195	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34*	80,979
20,625	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	19,233
25,283	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	21,732
41,932	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	30,185
63,607	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	55,266
85,852	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	75,492
96,220	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	88,928
		1,213,610

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities (1.8%)
$79,895	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	$79,853
317,803	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	317,921
64,196	ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 8/12/48	64,172
680,911	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45(a)(b)	683,224
		1,145,170
Prime Adjustable Rate Mortgage Backed Securities (1.5%)
18,012	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.42%, 11/20/34*(a)	17,031
6,769	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 3.21%, 10/25/33*(a)	6,958
26,451	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.24%, 11/25/34*(a)	25,736
31,582	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.61%, 2/25/34*(a)	30,238
31,706	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.12%, 8/25/34*(a)	27,022
42,539	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 6.10%, 4/25/37*(a)	33,856
11,870	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.86%, 4/25/36*(a)	10,910
65,297	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.08%, 10/25/36*(a)	55,665
93,614	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.10%, 2/25/35*(a)	95,366
569,810	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.18%, 9/25/35*(a)	524,814
104,540	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.93%, 3/25/34*(a)	104,171
11,756	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.26%, 8/20/35*(a)	4,573
2,795	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 3.08%, 5/25/34*(a)	2,820
		939,160
Prime Fixed Mortgage Backed Securities (0.8%)
25,073	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(a)	24,832
22,642	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	18,576
16,142	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	16,092
20,723	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	22,332
15,293	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	15,635

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$15,608	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	$15,646
8,121	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	8,017
18,205	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	16,210
6,314	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	6,366
39,837	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	41,527
19,598	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18*	20,031
21,929	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	22,281
1,713	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	1,725
1,475	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	1,503
1,461	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17*	1,468
46,973	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	49,334
4,705	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	4,908
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.57%, 9/25/33*(a)	75,221
114,456	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	115,078
12,817	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32*	12,830
17,679	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	18,462
277	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30*	279
4,515	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18*	4,529
2,850	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	2,877
1,293	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	1,405
		517,164
U.S. Government Agency Mortgage Backed Securities (30.1%)
112,461	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	109,808
342,932	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	340,624
611,992	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	600,025

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$133,518	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	$131,909
872	Fannie Mae, Series 1992-45, Class F, 2.06%, 4/25/22(a)	857
166,332	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	162,982
247,277	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	245,925
588,699	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	588,666
262,590	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	264,517
89,727	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	91,064
456,694	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	461,024
527,620	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	527,842
1,038,531	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,035,636
668,091	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	675,888
5,815	Fannie Mae, 2.73%, 1/1/37, Pool #906675(a)	6,199
6,043	Fannie Mae, 2.98%, 9/1/33, Pool #739372(a)	6,243
1,714	Fannie Mae, 3.00%, 7/1/23, Pool #224951(a)	1,726
309,043	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	315,762
104,695	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	106,550
615,064	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	620,842
512,316	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	525,531
565,632	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	576,258
976,023	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	987,849
4,525	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	4,595
287	Fannie Mae, 6.00%, 4/1/35, Pool #735503	329
1,654	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	1,711
2,950	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	3,103
2,565	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	2,850
17,323	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	20,055
1,023	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	1,176
3,193	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	3,501
1,765	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	1,947
278	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	307
1,278	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	1,386

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$393	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	$424
537	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	585
278	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	301
204	Freddie Mac, Series 1222, Class P, 1.42%, 3/15/22*(a)	203
119,769	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	118,234
301,152	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	298,045
828,272	Freddie Mac, Series 3870, Class ND, 2.00%, 1/15/41	818,733
415,052	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	413,697
1,092,576	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,085,744
358,442	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	352,652
281,439	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	280,239
368,039	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	364,993
734,132	Freddie Mac, Series 4496, Class DP, 2.50%, 6/15/45(a)	741,058
437,125	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	435,290
560,547	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	562,197
243,802	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	243,496
608,474	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	615,286
491,432	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	495,627
595,846	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	595,663
265,489	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	267,740
15,388	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	15,561
316,709	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	322,920
297,820	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	304,488
699,059	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	712,174
344,153	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	351,065
542,618	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	566,022
433,045	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	450,819
676	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	676
26,056	Freddie Mac, 5.10%, 8/1/34, Pool #755230(a)	27,312
4,944	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	5,268
2,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	2,300

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	$4,226
3,483	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	3,699
4,271	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	4,662
3,248	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	3,581
1,338	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	1,441
3,573	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	4,013
992	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	1,071
6,924	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	7,602
8,056	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	8,870
290	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	309
210,492	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	210,511
90,619	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	82,691
101,253	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	102,939
7,469	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	7,546
154	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	180
3,948	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	4,093
972	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,066
113	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	123
329	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	365
2,560	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	2,828
6,468	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	7,032
8,672	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	9,457
311	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	316
		19,342,120
Total Mortgage Backed Securities		23,157,224

Corporate Bonds (4.7%)
Capital Markets (0.0%)
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	110
Diversified Financial Services (0.6%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	390,791
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/6/17 @ 101 *	38,503

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Internet Software & Services (0.6%)
$400,000	eBay, Inc., 1.37%, 8/1/19 (a)	$397,351
IT Services (0.6%)
400,000	International Business Machine Corp., 1.63%, 5/15/20	393,344
Real Estate Management & Development (0.9%)
210,000	Fishers Lane LLC, 2.03%, 4/5/17, Callable 1/6/17 @ 100 *(b)	210,000
386,710	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	394,539
		604,539
Thrifts & Mortgage Finance (1.9%)
500,000	Preferred Term Securities XI, Class B-1, 0.25%, 9/24/33, Callable 1/6/17 @ 100 *(a)(d)	262,500
952,794	Preferred Term Securities XX, Class B2, 1.30%, 3/22/38, Callable 1/6/17 @ 100 *(a)(b)	481,161
973,554	Preferred Term Securities XXVI, Series B-2, 1.41%, 9/22/37, Callable 1/6/17 @ 100 *(a)(b)	450,269
		1,193,930
Total Corporate Bonds		3,018,568

Taxable Municipal Bonds (1.0%)
Illinois (0.7%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	506,405
Missouri (0.3%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	166,337
Total Taxable Municipal Bonds		672,742

U.S. Government Agency Securities (5.0%)
Fannie Mae
750,000	1.00%, 7/28/21, Callable 1/28/17 @ 100 *(a)	745,009
Freddie Mac
1,750,000	1.00%, 11/23/21, Callable 2/23/17 @ 100 *(a)	1,738,854
750,000	1.25%, 6/9/21, Callable 3/9/17 @ 100 *(a)	742,862
		2,481,716
Total U.S. Government Agency Securities		3,226,725

U.S. Treasury Obligations (46.1%)
U.S. Treasury Inflation Indexed Notes
2,479,000	0.38%, 7/15/25	2,518,122
U.S. Treasury Notes
6,141,000	1.13%, 9/30/21	5,934,220
11,336,000	1.38%, 3/31/20	11,284,636
10,501,000	1.63%, 5/15/26	9,832,380
		27,051,236
Total U.S. Treasury Obligations		29,569,358

Investment in Affiliates (1.1%)
706,366	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(e)	706,366
Total Investment in Affiliates		706,366

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:

Total Investments (Cost $67,589,956)(f) - 100.2%		$64,361,902

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Liabilities in excess of other assets — (0.2)%		$(124,856)
Net Assets - 100.0%		$64,237,046

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2016, illiquid securities were 0.4% of the Fund’s net assets.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (2.4%)
$23,717	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41*(a)	$25,005
452,814	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	452,531
26,558	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34*(a)	26,796
39,097	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(a)	39,753
1,546,243	Freddie Mac, Series 4031, Class PA, 2.00%, 3/1/42	1,502,638
380,172	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(a)	387,467
812,283	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21*(a)(b)	812,150
126,738	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18*(b)	126,650
2,447	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27*(a)	2,489
99,101	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	96,521
Total Asset Backed Securities		3,472,000

Mortgage Backed Securities† (40.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
261,169	BCRR Trust, Series 2009-2A, Class 1A1A, 6.50%, 7/17/40(b)	260,973
107,421	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.08%, 11/25/36*(a)	78,416
78,273	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(a)	75,520
		414,909
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
26,090	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	25,454
35,376	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46*	34,862
57,447	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	52,790
37,328	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	26,873
123,967	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	117,423
197,180	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	172,102
18,324	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	19,583
41,940	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	32,332

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$304,972	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	$220,728
294,773	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	190,110
41,831	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	43,517
9,761	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	9,750
66,071	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	68,083
71,410	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	72,790
78,684	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	82,410
110,608	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	114,049
34,317	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	33,847
42,393	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	42,606
7,981	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	8,189
22,611	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	23,547
36,118	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	31,046
319,063	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	286,308
172,132	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	134,051
		1,842,450
Commercial Mortgage Backed Securities (4.8%)
784,922	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50(a)	800,106
477,838	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A1A, 5.72%, 6/11/40(a)	483,934
108,100	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	108,044
498,965	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.04%, 12/10/49(a)	510,960
526,690	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.09%, 12/10/49(a)	538,506
62,031	JPMorgan Chase Commercial Mortgage Securities, Series 2006-LDP9, Class A3, 5.34%, 5/15/47	61,953
981,425	Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	1,004,178
127,975	ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 8/12/48	127,928

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$1,626,176	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45(a)(b)	$1,631,700
1,411,455	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	1,425,625
		6,692,934
Prime Adjustable Rate Mortgage Backed Securities (0.5%)
30,196	BCAP LLC Trust, Series 09-RR4, Class 9A1, 2.99%, 10/26/35(a)(b)	30,086
112,763	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.58%, 2/25/36(a)(b)	111,814
15,508	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.03%, 6/25/36*(a)	13,457
570,439	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.25%, 8/25/35*(a)	559,364
46,328	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.65%, 4/25/29*(a)	45,341
10,762	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 2.90%, 6/25/36*(a)	8,100
5,878	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.26%, 8/20/35*(a)	2,287
		770,449
Prime Fixed Mortgage Backed Securities (1.2%)
3,423	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,467
249,249	Chaseflex Trust, Series 2006-2, Class A5, 4.86%, 9/25/36*(a)	232,102
3,969	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36*	3,991
43,897	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	43,761
6,953	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35*	6,912
14,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	14,254
85,979	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	86,529
14,396	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	14,911
14,777	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	15,279
152,002	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	122,510
164,407	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	105,708
8,039	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	7,399
478	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	488
3,740	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(a)	3,716

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$57,841	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.79%, 4/25/36*(a)	$52,619
46,695	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	46,916
22,849	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	23,320
8,478	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33*	8,834
2,826	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33*	2,945
2,002	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32*	2,013
58,930	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	61,892
10,857	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	11,031
242,750	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	244,029
4,387	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35*	4,436
10,498	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19*	10,636
42,375	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34*	43,057
42,663	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	16,676
442,432	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	412,173
19,030	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	20,214
116,135	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	126,166
9,214	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37*	9,528
		1,757,512
U.S. Government Agency Mortgage Backed Securities (32.4%)
485,835	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	483,343
571,553	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	567,707
614,332	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	602,829
1,446,748	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	1,418,459
1,495,264	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	1,488,637
720,999	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	712,311
714,122	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	707,660

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,474,468	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	$1,477,780
332,663	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	325,964
309,096	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	307,406
2,102,495	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	2,102,378
438,802	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	442,021
687,247	Fannie Mae, Series 2012-104, Class QC, 2.50%, 5/25/42	686,584
179,454	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	182,128
342,521	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	345,768
877,083	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	877,451
1,760,290	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,755,381
1,716,622	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	1,736,656
1,997,401	Fannie Mae, Series 2015-77, Class PA, 2.50%, 9/25/45	2,017,860
25,146	Fannie Mae, 2.64%, 12/1/27, Pool #422279(a)	25,912
1,232,173	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(a)	1,254,700
334,100	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	341,365
104,695	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	106,550
843,814	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	865,580
1,135,219	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	1,156,546
2,182,838	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	2,209,285
97,851	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	101,523
540	Fannie Mae, 4.50%, 5/1/19, Pool #761398	555
76	Fannie Mae, 5.00%, 3/1/18, Pool #688031	77
853	Fannie Mae, 5.00%, 8/1/33, Pool #730856	939
373	Fannie Mae, 5.00%, 7/1/35, Pool #832198	409
540	Fannie Mae, 5.50%, 2/1/33, Pool #683351	607
282	Fannie Mae, 5.50%, 9/1/34, Pool #725773	318
5,593	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	6,359
4,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	4,344
6,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	6,579
15,778	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	17,434
16,566	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	17,978

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$72,572	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.38%, 8/25/42*(a)	$77,499
33,549	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(a)	35,644
263,491	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	260,114
830,105	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	827,394
413,546	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	413,025
145,928	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	143,688
1,834,442	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	1,810,832
469,065	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	467,066
1,451,913	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,439,898
1,656,377	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,662,134
428,902	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	433,864
1,669,817	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,662,808
1,160,089	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	1,163,504
1,040,073	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,038,769
1,064,830	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	1,076,751
877,016	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	884,504
1,762,182	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	1,761,641
18,269	Freddie Mac, 2.63%, 4/1/24, Pool #409624(a)	18,397
14,333	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	14,412
34,623	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	35,013
441,225	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	446,486
475,063	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	484,381
529,577	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	542,007
868,423	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	885,866
396,888	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	412,032
129,304	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	133,486
206,978	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	212,551
904,363	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	943,370
731,697	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	761,729
676	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	676
4,011	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	4,308

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$251	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	$286
3,841	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	4,300
2,254	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	2,600
24,156	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	26,807
636	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	661
489	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21*	499
7,311	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	8,028
151,032	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	137,818
778,705	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	799,984
78,504	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	82,535
5,457	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	5,837
14,304	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	15,868
6,504	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	7,079
175	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	191
3,740	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	3,963
		45,505,688
Total Mortgage Backed Securities		56,983,942

Corporate Bonds (2.1%)
Banks (0.5%)
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	749,263
Capital Markets (0.0%)
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	70
Diversified Financial Services (0.4%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	586,187
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/6/17 @ 101 *	104,786
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/6/17 @ 101 *	116,497
		221,283
IT Services (0.4%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	590,017
Real Estate Management & Development (0.4%)
580,065	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	591,808

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Thrifts & Mortgage Finance (0.2%)
$500,000	Preferred Term Securities XI, Class B-1, 0.25%, 9/24/33, Callable 1/6/17 @ 100 *(a)(d)	$262,500
Total Corporate Bonds		3,001,128

Taxable Municipal Bonds (0.1%)
Missouri (0.1%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	136,094
Total Taxable Municipal Bonds		136,094

Commercial Paper (1.2%)
Banks (1.2%)
1,650,000	Natixis, 1.04%, 1/9/17 (e)	1,648,768
Total Commercial Paper		1,648,768

U.S. Government Agency Securities (9.3%)
Fannie Mae
2,000,000	1.00%, 4/28/26, Callable 4/28/17 @ 100 *(a)	1,992,408
1,500,000	1.00%, 2/26/21, Callable 2/26/17 @ 100 *(a)	1,493,933
1,650,000	1.00%, 7/28/21, Callable 1/28/17 @ 100 *(a)	1,639,019
		5,125,360
Freddie Mac
2,000,000	0.75%, 2/26/18, Callable 2/26/17 @ 100 *(a)	1,998,983
1,670,000	1.00%, 8/25/21, Callable 2/25/17 @ 100 *(a)	1,662,896
1,750,000	Series 0005, 1.00%, 9/30/21, Callable 3/30/17 @ 100 *(a)	1,736,681
1,000,000	1.25%, 6/9/21, Callable 3/9/17 @ 100 *(a)	990,483
1,650,000	1.25%, 5/25/21, Callable 2/25/17 @ 100 *(a)(f)	1,639,498
		8,028,541
Total U.S. Government Agency Securities		13,153,901

U.S. Treasury Obligations (41.4%)
U.S. Treasury Bonds
21,559,000	2.25%, 8/15/46	18,244,303
U.S. Treasury Inflation Indexed Notes
6,222,000	0.38%, 7/15/25	6,320,192
U.S. Treasury Notes
6,518,000	0.75%, 9/30/18	6,475,737
6,385,000	1.13%, 9/30/21	6,170,004
6,385,000	1.38%, 3/31/20	6,356,070
6,462,000	1.38%, 9/30/23	6,137,892
9,188,000	1.63%, 5/15/26	8,602,982
		33,742,685
Total U.S. Treasury Obligations		58,307,180

Investment in Affiliates (2.7%)
3,834,353	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(g)	3,834,353
Total Investment in Affiliates		3,834,353

Total Investments (Cost $145,561,148)(h) - 99.7%		140,537,366
Other assets in excess of liabilities — 0.3%		365,576
Net Assets - 100.0%		$140,902,942

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2016

(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2016, illiquid securities were 0.2% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2016.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (51.4%)
Aerospace & Defense (1.7%)
180	General Dynamics Corp.	$31,563
1,060	L-3 Communications Holdings, Inc.	167,236
1,023	Lockheed Martin Corp.	271,351
371	Northrop Grumman Corp.	92,620
1,612	Raytheon Co.	241,058
98	Rockwell Collins, Inc.	9,087
2,038	Spirit AeroSystems Holdings, Inc.(a)	118,714
36	TransDigm Group, Inc.	9,051
638	United Technologies Corp.	68,725
		1,009,405
Air Freight & Logistics (0.3%)
492	C.H. Robinson Worldwide, Inc.	36,826
371	Expeditors International of Washington, Inc.	19,567
249	FedEx Corp.	47,726
477	United Parcel Service, Inc., Class B	55,293
		159,412
Airlines (0.7%)
3,332	Alaska Air Group, Inc.	274,125
547	Delta Air Lines, Inc.	26,354
2,123	JetBlue Airways Corp.(a)	42,651
727	Southwest Airlines Co.	33,885
294	United Continental Holdings, Inc.(a)	20,271
		397,286
Auto Components (0.6%)
10	Adient PLC(a)	536
3,253	Gentex Corp.	60,148
985	Lear Corp.	127,567
5,422	The Goodyear Tire & Rubber Co.	166,402
		354,653
Automobiles (0.3%)
2,909	General Motors Co.	100,448
734	Thor Industries, Inc.	73,818
		174,266
Banks (2.4%)
1,324	Bank of America Corp.	27,963
3,425	BB&T Corp.	154,981
550	Citigroup, Inc.	31,015
318	Comerica, Inc.	20,273
174	Commerce Bancshares, Inc.	9,553
663	Cullen/Frost Bankers, Inc.	54,572
1,244	East West Bancorp, Inc.	59,563
977	First Horizon National Corp.	18,641
12,855	FNB Corp.	196,424
3,773	JPMorgan Chase & Co.	302,482
1,212	KeyCorp	20,980
33	M&T Bank Corp.	4,750
266	PacWest Bancorp	13,633
2,045	People’s United Financial, Inc.	38,282
948	Popular, Inc.	38,536
284	SVB Financial Group(a)	44,881
572	TCF Financial Corp.	9,924
834	The PNC Financial Services Group, Inc.	92,190
3,183	U.S. Bancorp	157,940
3,326	Wells Fargo & Co.	176,012
		1,472,595
Beverages (0.7%)
88	Brown-Forman Corp., Class B	3,991
113	Constellation Brands, Inc., Class A	17,079
128	Dr Pepper Snapple Group, Inc.	11,103
818	Molson Coors Brewing Co., Class B	80,189
303	Monster Beverage Corp.(a)	13,559

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Beverages, continued:
1,394	PepsiCo, Inc.	$139,539
3,795	The Coca-Cola Co.	153,128
		418,588
Biotechnology (1.0%)
965	Agios Pharmaceuticals, Inc.(a)	56,173
914	Amgen, Inc.	131,680
300	Biogen, Inc.(a)	88,221
501	BioMarin Pharmaceutical, Inc.(a)	42,901
624	Gilead Sciences, Inc.	45,989
247	Incyte Corp.(a)	25,266
536	Intercept Pharmaceuticals, Inc.(a)	54,200
23	Regeneron Pharmaceuticals, Inc.(a)	8,723
1,246	United Therapeutics Corp.(a)	156,509
		609,662
Building Products (0.4%)
332	A.O. Smith Corp.	16,145
3,068	Johnson Controls International PLC(a)	137,999
529	Lennox International, Inc.	78,646
		232,790
Capital Markets (2.1%)
1,321	Ameriprise Financial, Inc.	150,872
101	BlackRock, Inc.	37,450
187	CBOE Holdings, Inc.	12,884
1,834	CME Group, Inc.	207,078
2,819	E*Trade Financial Corp.(a)	97,284
795	Eaton Vance Corp.	32,150
185	FactSet Research Systems, Inc.	29,631
786	Federated Investors, Inc., Class B	21,607
2,202	Golub Capital BDC, Inc.	40,627
231	Interactive Brokers Group, Inc., Class A	8,482
1,491	Invesco Ltd.	46,683
385	Lazard Ltd., Class A	14,957
502	LPL Financial Holdings, Inc.	20,677
404	Moody’s Corp.	40,602
2,284	Morgan Stanley	94,466
1,861	Nasdaq, Inc.	119,271
123	Northern Trust Corp.	10,104
603	Raymond James Financial, Inc.	43,380
1,018	SEI Investments Co.	48,029
192	T. Rowe Price Group, Inc.	14,220
443	The Goldman Sachs Group, Inc.	97,145
1,276	Thomson Reuters Corp.	55,136
		1,242,735
Chemicals (1.3%)
30	Advansix, Inc.(a)	561
1,229	Axalta Coating Systems, Ltd.(a)	32,470
1,116	CF Industries Holdings, Inc.	32,297
245	Ecolab, Inc.	28,599
335	International Flavors & Fragrances, Inc.	40,552
1,509	LyondellBasell Industries NV, Class A	136,293
84	Praxair, Inc.	10,105
2,079	Syngenta AG GDR	158,878
3,095	The Dow Chemical Co.	172,453
2,280	The Mosaic Co.	64,752
59	The Sherwin-Williams Co.	15,852
776	Westlake Chemical Corp.	45,916
		738,728
Commercial Services & Supplies (0.4%)
617	Cintas Corp.	70,708
5,877	Covanta Holding Corp.	85,805
892	Knoll, Inc.	23,647
1,978	Pitney Bowes, Inc.	28,384
157	Republic SVCS, Inc.	8,712

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Commercial Services & Supplies, continued:
704	Waste Management, Inc.	$48,942
		266,198
Communications Equipment (0.9%)
14,111	Cisco Systems, Inc.	420,791
822	Harris Corp.	85,126
237	Motorola Solutions, Inc.	19,019
		524,936
Construction & Engineering (0.0%)
544	Fluor Corp.	29,109
Construction Materials (0.0%)
94	Vulcan Materials Co.	11,811
Consumer Finance (0.2%)
5,070	Navient Corp.	87,356
1,221	Santander Consumer USA Holdings, Inc.(a)	16,825
		104,181
Containers & Packaging (0.5%)
646	AptarGroup, Inc.	47,274
865	Ball Corp.	64,927
1,035	Bemis Co., Inc.	51,822
1,292	Packaging Corp. of America	109,511
		273,534
Distributors (0.0%)
99	Genuine Parts Co.	9,527
200	LKQ Corp.(a)	6,566
		16,093
Diversified Consumer Services (0.0%)
192	ServiceMaster Global Holdings, Inc.(a)	7,338
Diversified Financial Services (0.5%)
1,539	Berkshire Hathaway, Inc., Class B(a)	242,300
2,233	Voya Financial, Inc.	86,797
		329,097
Diversified Telecommunication Services (1.2%)
8,113	AT&T, Inc.	313,405
5,363	CenturyLink, Inc.	126,138
386	Level 3 Communications, Inc.(a)	21,257
4,793	Verizon Communications, Inc.	239,171
		699,971
Electric Utilities (0.9%)
827	Alliant Energy Corp.	29,706
326	American Electric Power Co., Inc.	19,250
230	Duke Energy Corp.	16,967
2,164	Edison International	148,819
327	Entergy Corp.	22,475
207	Eversource Energy	10,685
355	Exelon Corp.	11,541
666	Great Plains Energy, Inc.	17,576
3,566	Hawaiian Electric Industries, Inc.	109,833
305	NextEra Energy, Inc.	34,840
3,264	PPL Corp.	109,213
621	The Southern Co.	29,075
331	Xcel Energy, Inc.	12,912
		572,892
Electrical Equipment (0.4%)
124	AMETEK, Inc.	5,871
3,795	Emerson Electric Co.	214,190
		220,061
Electronic Equipment, Instruments & Components (0.7%)
223	Amphenol Corp., Class A	15,222
1,882	Avnet, Inc.	86,365
12,241	Corning, Inc.	294,151
234	Ingram Micro, Inc.	8,761

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Electronic Equipment, Instruments & Components, continued:
386	Jabil Circuit, Inc.	$8,164
		412,663
Energy Equipment & Services (0.8%)
554	Dril-Quip, Inc.(a)	31,329
529	FMC Technologies, Inc.(a)	18,124
489	Halliburton Co.	25,961
1,600	Helmerich & Payne, Inc.	121,040
4,127	Nabors Industries Ltd.	66,445
534	National Oilwell Varco, Inc.	19,950
829	Oceaneering International, Inc.	22,093
4,695	Patterson-UTI Energy, Inc.	125,215
1,156	Rowan Cos. PLC(a)	20,600
1,555	RPC, Inc.	31,224
		481,981
Equity Real Estate Investment Trusts (1.8%)
203	American Tower Corp.	20,761
221	Apartment Investment & Management Co., Class A	9,304
99	AvalonBay Communities, Inc.	16,285
154	Boston Properties, Inc.	19,078
3,504	Chesapeake Lodging Trust	83,080
2,310	Crown Castle International Corp.	192,793
693	Douglas Emmett, Inc.	25,426
2,445	Duke Realty Corp.	62,176
287	Equity Commonwealth(a)	8,346
1,235	Equity Residential	74,112
46	Essex Property Trust, Inc.	9,932
87	Extra Space Storage, Inc.	6,104
48	Federal Realty Investment Trust	6,740
815	Gaming And Leisure Properties	24,866
6,230	General Growth Properties, Inc.	157,868
447	Host Hotels & Resorts, Inc.	7,974
256	Kimco Realty Corp.	6,538
199	Lamar Advertising Co.	13,192
94	Macerich Co. (The)	6,382
1,934	NorthStar Realty Finance Corp.	29,281
122	Post Properties, Inc.	7,932
596	Prologis, Inc.	30,336
246	Public Storage	51,488
157	Realty Income Corp. (REIT)	8,704
546	Regency Centers Corp.	36,495
1,173	Retail Properties of America	17,900
201	Simon Property Group, Inc.	36,110
217	SL Green Realty Corp.	22,863
220	Ventas, Inc.	13,292
10,823	Vereit, Inc.	89,723
238	Weingarten Realty Investors	8,451
236	Welltower, Inc.	14,816
		1,118,348
Food & Staples Retailing (1.1%)
493	Costco Wholesale Corp.	74,004
1,038	CVS Health Corp.	79,812
2,425	Sysco Corp.	129,131
5,212	The Kroger Co.	168,348
157	Walgreens Boots Alliance, Inc.	13,303
2,548	Wal-Mart Stores, Inc.	179,455
		644,053
Food Products (1.5%)
1,440	Bunge Ltd.	98,323
696	Campbell Soup Co.	39,595
585	ConAgra Foods, Inc.	21,464
372	General Mills, Inc.	22,670
2,599	Hormel Foods Corp.	88,990

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Food Products, continued:
1,173	Ingredion, Inc.	$137,687
347	Kellogg Co.	24,984
76	McCormick & Co.	6,931
126	Mead Johnson Nutrition Co.	9,083
691	Mondelez International, Inc., Class A	28,497
1,694	Pinnacle Foods, Inc.	83,955
351	The Hain Celestial Group, Inc.(a)	13,756
70	The JM Smucker Co.	8,817
408	The Kraft Heinz Co.	33,313
4,945	Tyson Foods, Inc., Class A	280,924
		898,989
Gas Utilities (0.1%)
443	Atmos Energy Corp.	31,506
1,213	UGI Corp.	54,343
		85,849
Health Care Equipment & Supplies (1.0%)
3,389	Abbott Laboratories	129,019
201	Alere, Inc.(a)	7,984
1,428	Baxter International, Inc.	63,360
149	Becton, Dickinson & Co.	25,196
50	C.R. Bard, Inc.	10,528
933	Danaher Corp.	72,933
70	Dentsply Sirona, Inc.	4,073
299	Edwards Lifesciences Corp.(a)	24,772
650	Hill-Rom Holdings, Inc.	34,671
26	Intuitive Surgical, Inc.(a)	16,737
2,174	Medtronic PLC	158,723
91	St. Jude Medical, Inc.	7,207
226	Stryker Corp.	25,687
318	Teleflex, Inc.	47,042
62	Zimmer Biomet Holdings, Inc.	6,315
		634,247
Health Care Providers & Services (1.6%)
68	Aetna, Inc.	8,897
1,777	AmerisourceBergen Corp.	138,589
878	Anthem, Inc.	125,141
2,123	Brookdale Senior Living, Inc.(a)	24,690
151	Cardinal Health, Inc.	10,723
407	Centene Corp.(a)	23,455
349	Cigna Corp.	47,024
232	Express Scripts Holding Co.(a)	17,604
229	HCA Holdings, Inc.(a)	16,234
204	Henry Schein, Inc.(a)	30,388
72	Laboratory Corp. of America Holdings(a)	9,061
791	LifePoint Health, Inc.(a)	43,465
343	Patterson Cos., Inc.	13,288
272	Quest Diagnostics, Inc.	23,789
2,060	UnitedHealth Group, Inc.	326,140
61	Universal Health Services, Inc., Class B	7,504
1,236	VCA, Inc.(a)	77,374
		943,366
Health Care Technology (0.1%)
2,208	Allscripts Healthcare Solutions, Inc.(a)	24,244
203	Cerner Corp.(a)	10,105
		34,349
Hotels, Restaurants & Leisure (1.1%)
2,203	Brinker International, Inc.	117,001
17	Chipotle Mexican Grill, Inc.(a)	6,738
1,549	Darden Restaurants, Inc.	113,542
150	Hyatt Hotels Corp.(a)	7,701
1,617	Marriott International, Inc., Class A	127,387
882	McDonald’s Corp.	105,196

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
1,939	Starbucks Corp.	$112,404
691	Wyndham Worldwide Corp.	49,745
165	Yum China Holdings, Inc.(a)	4,640
165	Yum! Brands, Inc.	10,459
		654,813
Household Durables (0.9%)
236	D.R. Horton, Inc.	6,542
2,609	Garmin, Ltd.	136,085
780	Harman International Industries, Inc.	85,309
2,322	Leggett & Platt, Inc.	111,595
154	Lennar Corp., Class A	6,551
27	Mohawk Industries, Inc.(a)	5,331
669	Newell Brands, Inc.	31,450
69	NVR, Inc.(a)	110,055
823	Tupperware Brands Corp.	45,627
		538,545
Household Products (0.8%)
1,244	Church & Dwight Co., Inc.	54,475
2,648	Colgate-Palmolive Co.	172,729
460	The Clorox Co.	53,158
2,854	The Procter & Gamble Co.	235,340
		515,702
Independent Power & Renewable Electricity Producers (0.1%)
3,440	AES Corp.	39,388
826	Calpine Corp.(a)	9,210
		48,598
Industrial Conglomerates (0.7%)
769	3M Co.	132,068
224	Carlisle Cos., Inc.	25,126
5,077	General Electric Co.	156,168
775	Honeywell International, Inc.	88,304
75	Roper Technologies, Inc.	13,583
		415,249
Insurance (1.2%)
434	American International Group, Inc.	27,485
1,207	Assured Guaranty Ltd.	43,163
64	Chubb Ltd.	8,192
453	Cincinnati Financial Corp.	34,763
89	Everest Re Group Ltd.	18,739
671	First American Financial	25,324
1,169	FNF Group	37,338
300	Lincoln National Corp.	19,230
5	Markel Corp.(a)	4,492
714	Marsh & McLennan Cos., Inc.	49,487
363	Principal Financial Group, Inc.	20,941
973	Prudential Financial, Inc.	97,884
952	The Allstate Corp.	66,564
347	The Hanover Insurance Group, Inc.	30,047
2,647	The Hartford Financial Services Group, Inc.	124,727
4,178	The Progressive Corp.	139,126
201	Validus Holdings Ltd.	10,922
154	W.R. Berkley Corp.	9,516
242	XL Group, Ltd.	8,743
		776,683
Internet & Direct Marketing Retail (0.3%)
168	Amazon.com, Inc.(a)	126,096
287	Expedia, Inc.	35,602
173	Netflix, Inc.(a)	20,241
		181,939
Internet Software & Services (1.6%)
355	Alphabet, Inc., Class A(a)	275,437
382	Alphabet, Inc., Class C(a)	289,571

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Internet Software & Services, continued:
2,799	Facebook, Inc., Class A(a)	$331,458
1,266	VeriSign, Inc.(a)	99,824
		996,290
IT Services (1.7%)
474	Accenture PLC, Class A	56,610
566	Amdocs Ltd.	33,377
425	Automatic Data Processing, Inc.	40,809
1,338	Broadridge Financial Solutions, Inc.	86,622
475	Cognizant Technology Solutions Corp., Class A(a)	26,163
184	CoreLogic, Inc.(a)	6,942
517	DST Systems, Inc.	53,360
2,087	First Data Corp.(a)	30,408
1,526	Fiserv, Inc.(a)	159,649
261	International Business Machine Corp.	42,339
226	Leidos Holdings, Inc.	11,571
763	MasterCard, Inc., Class A	77,979
923	Paychex, Inc.	54,411
560	Sabre Corp.	14,476
4,171	The Western Union Co.	87,716
1,254	Total System Services, Inc.	61,722
1,910	Visa, Inc., Class A	147,681
6,071	Xerox Corp.	56,764
		1,048,599
Leisure Products (0.2%)
83	Hasbro, Inc.	7,087
3,220	Mattel, Inc.	101,655
370	Vista Outdoor, Inc.(a)	14,856
		123,598
Life Sciences Tools & Services (0.6%)
242	Agilent Technologies, Inc.	10,643
866	Bruker Corp.	19,641
643	Charles River Laboratories International, Inc.(a)	45,717
101	Illumina, Inc.(a)	13,447
88	Mettler-Toledo International, Inc.(a)	36,258
413	PerkinElmer, Inc.	20,947
1,563	QIAGEN NV(a)	42,701
192	Quintiles Transnational Holdings, Inc.(a)	14,751
449	Thermo Fisher Scientific, Inc.	62,909
829	Waters Corp.(a)	111,560
		378,574
Machinery (0.7%)
1,139	AGCO Corp.	63,556
426	Caterpillar, Inc.	40,709
262	Crane Co.	19,254
943	Flowserve Corp.	44,745
614	Fortive Corp.	33,764
1,623	Hillenbrand, Inc.	56,805
405	Illinois Tool Works, Inc.	50,698
482	Ingersoll-Rand PLC	35,928
334	Pentair PLC	19,192
129	Snap-on, Inc.	21,569
463	The Timken Co.	18,080
311	The Toro Co.	16,461
473	Trinity Industries, Inc.	13,145
		433,906
Media (1.2%)
468	CBS Corp., Class B	28,417
3,539	Comcast Corp., Class A	245,996
5,081	Regal Entertainment Group, Class A	116,406
1,266	Sirius XM Holdings, Inc.	5,786

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Media, continued:
227	Starz, Class A(a)	$7,686
501	The Interpublic Group of Cos., Inc.	12,059
88	The Madison Square Garden Co., Class A(a)	15,280
732	The Walt Disney Co.	72,556
1,923	Time Warner, Inc.	176,570
1,492	Twenty-First Century Fox, Inc., Class A	41,940
		722,696
Metals & Mining (0.5%)
1,634	Reliance Steel & Aluminum Co.	132,517
1,439	Rio Tinto PLC ADR	54,552
3,905	Steel Dynamics, Inc.	138,550
		325,619
Mortgage Real Estate Investment Trusts (0.1%)
2,122	Agnc Investment Corp.	39,596
1,440	Annaly Capital Management, Inc.	14,717
1,406	Starwood Property Trust, Inc.	31,593
		85,906
Multiline Retail (0.1%)
200	Dollar General Corp.	15,464
271	Nordstrom, Inc.	15,154
539	Target Corp.	41,633
		72,251
Multi-Utilities (0.6%)
1,632	CenterPoint Energy, Inc.	38,940
189	CMS Energy Corp.	7,602
199	Consolidated Edison, Inc.	13,884
1,586	Dominion Resources, Inc.	116,238
37	DTE Energy Co.	3,444
240	Public Service Enterprise Group, Inc.	9,914
348	SCANA Corp.	24,544
527	Sempra Energy	52,595
1,644	WEC Energy Group, Inc.	92,080
		359,241
Oil, Gas & Consumable Fuels (3.1%)
323	Anadarko Petroleum Corp.	22,335
1,699	Chevron Corp.	189,541
158	Concho Resources, Inc.(a)	22,597
594	Continental Resources, Inc.(a)	34,458
1,286	Enbridge, Inc.	54,063
6,583	EnLink Midstream LLC	120,469
500	EOG Resources, Inc.	51,260
7,295	Exxon Mobil Corp.	636,855
1,468	HollyFrontier Corp.	42,234
4,404	Marathon Oil Corp.	79,536
774	Marathon Petroleum Corp.	36,393
3,446	Murphy Oil Corp.	116,854
1,630	Occidental Petroleum Corp.	116,317
104	Phillips 66	8,640
138	Pioneer Natural Resources Co.	26,364
3,935	QEP Resources, Inc.	77,362
709	SM Energy Co.	28,261
5,082	The Williams Cos., Inc.	156,017
369	Valero Energy Corp.	22,716
954	World Fuel Services Corp.	42,415
1,760	WPX Energy, Inc.(a)	27,350
		1,912,037
Paper & Forest Products (0.1%)
866	Domtar Corp.	34,008
Personal Products (0.0%)
142	Nu Skin Enterprises, Inc., Class A	7,410
157	The Estee Lauder Cos., Inc., Class A	12,198

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Personal Products, continued:
		$19,608
Pharmaceuticals (1.9%)
659	Akorn, Inc.(a)	13,984
3,423	Bristol-Myers Squibb Co.	193,194
665	Eli Lilly & Co.	44,635
4,146	Johnson & Johnson	461,450
1,922	Merck & Co., Inc.	117,607
9,622	Pfizer, Inc.	309,251
862	Zoetis, Inc.	43,428
		1,183,549
Professional Services (0.2%)
82	Equifax, Inc.	9,385
231	ManpowerGroup, Inc.	19,730
1,457	Robert Half International, Inc.	65,375
107	Verisk Analytics, Inc., Class A(a)	8,890
		103,380
Real Estate Management & Development (0.3%)
782	CBRE Group, Inc., Class A(a)	22,709
810	Jones Lang LaSalle, Inc.	82,037
2,499	Realogy Holdings Corp.	60,351
		165,097
Road & Rail (0.3%)
493	Avis Budget Group, Inc.(a)	18,877
566	Old Dominion Freight Line, Inc.(a)	49,412
1,007	Union Pacific Corp.	102,039
		170,328
Semiconductors & Semiconductor Equipment (2.4%)
237	Analog Devices, Inc.	17,595
7,122	Intel Corp.	247,133
112	KLA-Tencor Corp.	8,942
4,421	Lam Research Corp.	468,715
179	Linear Technology Corp.	11,193
2,439	Microchip Technology, Inc.	161,413
369	NVIDIA Corp.	34,022
426	NXP Semiconductors NV(a)	42,238
1,492	ON Semiconductor Corp.(a)	17,576
2,435	QUALCOMM, Inc.	165,897
1,050	Skyworks Solutions, Inc.	80,693
1,652	Texas Instruments, Inc.	122,132
2,793	Xilinx, Inc.	150,766
		1,528,315
Software (1.2%)
475	Activision Blizzard, Inc.	17,390
361	Adobe Systems, Inc.(a)	37,114
2,005	CA, Inc.	64,080
1,179	Cadence Design Systems, Inc.(a)	30,984
261	Cdk Global, Inc.	15,060
446	Dell Technologies, Inc., Class V(a)	23,888
5,725	Microsoft Corp.	344,988
2,903	Oracle Corp.	116,671
418	Salesforce.com, Inc.(a)	30,096
1,522	Symantec Corp.	37,122
139	Synopsys, Inc.(a)	8,407
		725,800
Specialty Retail (1.8%)
19	Advance Auto Parts, Inc.	3,225
61	AutoZone, Inc.(a)	47,774
1,768	Best Buy Co., Inc.	80,798
3,032	Foot Locker, Inc.	217,302
1,190	L Brands, Inc.	83,562
1,139	Lowe’s Cos., Inc.	80,356
406	Murphy USA, Inc.(a)	27,685
479	O’Reilly Automotive, Inc.(a)	131,486

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Specialty Retail, continued:
1,266	Ross Stores, Inc.	$85,569
1,009	The Home Depot, Inc.	130,565
480	The TJX Cos., Inc.	37,603
102	Tractor Supply Co.	7,657
352	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	91,344
1,325	Williams-Sonoma, Inc.	72,584
		1,097,510
Technology Hardware, Storage & Peripherals (0.9%)
3,723	Apple, Inc.	411,466
7,557	HP, Inc.	116,378
499	Western Digital Corp.	31,766
		559,610
Textiles, Apparel & Luxury Goods (0.3%)
140	Coach, Inc.	5,095
336	Hanesbrands, Inc.	7,805
435	Michael Kors Holdings Ltd.(a)	20,223
960	NIKE, Inc., Class B	48,067
1,107	Ralph Lauren Corp.	115,803
429	Under Armour, Inc., Class A(a)	13,213
92	VF Corp.	5,015
		215,221
Thrifts & Mortgage Finance (0.2%)
586	New York Community Bancorp, Inc.	9,364
4,647	Oritani Financial Corp.	82,020
		91,384
Tobacco (0.5%)
3,189	Altria Group, Inc.	203,872
793	Philip Morris International, Inc.	70,006
555	Reynolds American, Inc.	30,026
		303,904
Trading Companies & Distributors (0.4%)
374	Fastenal Co.	17,728
7,623	H&E Equipment Services, Inc.	140,339
512	MSC Industrial Direct Co., Inc., Class A	45,742
41	W.W. Grainger, Inc.	9,453
		213,262
Water Utilities (0.1%)
1,137	American Water Works Co., Inc.	82,398
Wireless Telecommunication Services (0.1%)
630	T-Mobile US, Inc.(a)	34,152
Total Common Stocks		31,236,958

Asset Backed Securities (1.4%)
249,061	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 1.25%, 10/25/34*(b)	246,398
5,952	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41*(b)	6,276
47,527	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18*(c)	47,494
19,854	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33*(b)	20,377
15,539	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29*(b)	16,373
82,369	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.58%, 5/25/35*(b)	82,695

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$224,016	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 4.92%, 12/25/33*(b)	$224,881
210,000	SLM Student Loan Trust, Series 12-7, Class B, 2.33%, 9/25/43*(b)	194,755
Total Asset Backed Securities		839,249

Mortgage Backed Securities† (14.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
273,832	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.74%, 4/25/37*(b)	230,033
13,737	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33*(b)	13,769
		243,802
Alt-A - Fixed Rate Mortgage Backed Securities (1.9%)
89,611	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	81,580
120,998	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	126,859
105,232	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	88,967
37,809	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	28,375
98,590	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	86,051
17,543	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	14,471
35,292	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	36,527
4,194	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	4,168
121,181	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.85%, 6/25/36*(b)	99,659
11,063	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	11,407
89,240	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	90,017
102,433	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	107,823
81,892	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35*(b)	83,094
27,034	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(b)	21,786
175,725	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	77,600
8,235	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	8,214
18,059	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	15,523

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$85,084	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	$76,349
49,180	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	38,300
66,667	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	63,960
		1,160,730
Commercial Mortgage Backed Securities (0.4%)
224,300	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45(b)(c)	225,062
Prime Adjustable Rate Mortgage Backed Securities (0.1%)
21,785	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.28%, 9/25/34*(b)	18,639
14,747	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.16%, 7/25/37*(b)	13,377
14,546	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.71%, 5/26/37(b)(c)	14,552
15,539	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	15,559
		62,127
Prime Fixed Mortgage Backed Securities (1.5%)
272,425	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(b)	215,408
47,091	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36*	41,870
6,240	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19*	6,319
34,201	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.96%, 5/25/35*(b)	31,825
169,648	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	188,959
66,692	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.12%, 11/25/35*(b)	54,752
6,689	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	6,706
51,587	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	51,918
24,171	Countrywide Home Loans, Series 2005-J8, Class 1A6, 5.50%, 7/25/35*	4,470
54,287	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	43,754
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	37,315
32,558	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	19,395
1,731	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27*	1,596
29,670	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	26,468

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$1,911	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18*	$2,025
6,524	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33*	6,613
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.57%, 9/25/33*(b)	37,610
25,027	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	26,165
100,237	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	93,980
478	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	476
19,794	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	19,076
		916,700
U.S. Government Agency Mortgage Backed Securities (10.6%)
149,948	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	146,411
172,373	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	171,213
146,870	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	145,100
204,535	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	200,575
209,739	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(b)	210,211
166,332	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	162,982
309,096	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	307,407
210,250	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(b)	210,238
44,863	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	45,532
246,680	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	246,784
236,577	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	235,917
241,255	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	244,071
85,196	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	87,048
52,347	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	53,275
221,506	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	225,667
214,386	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	216,983
6,855	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	6,878
45,750	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	48,448
48,925	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	50,762
26,077	Fannie Mae, 4.50%, 4/1/35, Pool #814522	28,123

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$280	Fannie Mae, 5.00%, 3/1/18, Pool #681351	$286
25,590	Fannie Mae, 5.50%, 10/1/35, Pool #838584	28,544
2,840	Fannie Mae, 6.00%, 5/1/35, Pool #357778	3,245
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,425
131,746	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	130,057
193,220	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	191,621
12,403	Freddie Mac, 2.27%, 6/1/28, Pool #605508(b)	12,452
131,137	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	130,587
214,725	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	214,455
182,542	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	184,586
207,913	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	209,688
274,681	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	274,597
14,930	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	15,012
212,391	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	214,192
16,157	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	16,339
176,490	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	178,594
227,635	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	232,099
158,873	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	162,602
114,997	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	117,154
103,452	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	106,237
361,745	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	377,349
298,652	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	310,911
9,439	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	9,616
433	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	444
1,139	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	1,170
1,847	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	2,084
39,505	Freddie Mac, 7.50%, 12/15/22*	43,520
84,923	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	84,930
83,068	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	75,800
1,754	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	1,960
44,023	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	49,854

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,163	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	$2,211
11,281	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	12,350
		6,442,596
Total Mortgage Backed Securities		9,051,017

Corporate Bonds (2.0%)
Capital Markets (0.0%)
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)	35
Diversified Financial Services (0.5%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	317,518
Internet Software & Services (0.5%)
300,000	eBay, Inc., 1.37%, 8/1/19 (b)	298,013
IT Services (0.8%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	491,680
Thrifts & Mortgage Finance (0.2%)
190,559	Preferred Term Securities XX, Class B2, 1.30%, 3/22/38, Callable 1/6/17 @ 100 *(b)(c)	96,232
Total Corporate Bonds		1,203,478

Taxable Municipal Bonds (0.9%)
Illinois (0.7%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Continuously Callable @ 100	159,857
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	303,843
		463,700
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	100,810
Total Taxable Municipal Bonds		564,510

Commercial Paper (0.5%)
Banks (0.5%)
275,000	Natixis, 1.04%, 1/9/17 (e)	274,795
Total Commercial Paper		274,795

Convertible Preferred Stocks (0.1%)
Commercial Services & Supplies (0.1%)
1,145	Stericycle, Inc., 5.25%, 9/15/18	70,372
Total Convertible Preferred Stocks		70,372

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities (3.3%)
Fannie Mae
$250,000	1.00%, 7/28/21, Callable 1/28/17 @ 100 *(b)	$248,336
500,000	5.00%, 2/13/17	504,420
		752,756
Freddie Mac
260,000	Series 0002, 1.00%, 6/28/19, Callable 12/28/16 @ 100 *(b)	259,067
260,000	1.00%, 8/25/21, Callable 2/25/17 @ 100 *(b)	258,894
250,000	1.00%, 11/23/21, Callable 2/23/17 @ 100 *(b)	248,408
250,000	1.25%, 6/9/21, Callable 3/9/17 @ 100 *(b)	247,621
250,000	1.25%, 5/25/21, Callable 2/25/17 @ 100 *(b)(f)	248,409
8,445	Series 2302, 6.50%, 4/15/31	9,560
		1,271,959
Total U.S. Government Agency Securities		2,024,715

U.S. Treasury Obligations (17.0%)
U.S. Treasury Bonds
3,577,000	2.25%, 8/15/46	3,027,036
U.S. Treasury Inflation Indexed Notes
1,020,000	0.38%, 7/15/25	1,036,097
U.S. Treasury Notes
1,584,000	0.75%, 9/30/18	1,573,729
1,227,000	1.13%, 9/30/21	1,185,684
1,025,000	1.38%, 3/31/20	1,020,356
1,045,000	1.38%, 9/30/23	992,587
1,576,000	1.63%, 5/15/26	1,475,653
		6,248,009
Total U.S. Treasury Obligations		10,311,142

Investment Companies (5.1%)

17,930	iShares MSCI EAFE Index Fund	1,018,245
57,769	iShares MSCI Emerging Markets Index Fund	2,050,799
Total Investment Companies		3,069,044

Investment in Affiliates (3.1%)
1,206,406	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(g)	1,206,406
73,409	Cavanal Hill World Energy Fund, Institutional Class	698,234
Total Investment in Affiliates		1,904,640

Total Investments (Cost $53,060,645)(h) - 99.7%		60,549,920
Other assets in excess of liabilities — 0.3%		185,885
Net Assets - 100.0%		$60,735,805

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2016.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2016
(Unaudited)

Shares	Security Description	Value

Common Stocks (98.1%)
Aerospace & Defense (3.6%)
553	Lockheed Martin Corp.	$146,683
566	Northrop Grumman Corp.	141,302
		287,985
Air Freight & Logistics (1.6%)
673	FedEx Corp.	128,994
Airlines (1.2%)
2,000	Delta Air Lines, Inc.	96,360
Banks (8.6%)
3,539	JPMorgan Chase & Co.	283,721
1,789	The PNC Financial Services Group, Inc.	197,756
4,185	U.S. Bancorp	207,659
		689,136
Beverages (1.5%)
1,194	Molson Coors Brewing Co., Class B	117,048
Biotechnology (3.8%)
300	Biogen, Inc.(a)	88,221
1,501	BioMarin Pharmaceutical, Inc.(a)	128,531
845	Incyte Corp.(a)	86,435
		303,187
Building Products (1.0%)
1,744	Johnson Controls International PLC(a)	78,445
Capital Markets (4.7%)
512	BlackRock, Inc.	189,844
824	The Goldman Sachs Group, Inc.	180,695
		370,539
Chemicals (3.1%)
663	Ecolab, Inc.	77,392
3,050	The Dow Chemical Co.	169,946
		247,338
Communications Equipment (2.6%)
6,840	Cisco Systems, Inc.	203,969
Diversified Financial Services (1.5%)
744	Berkshire Hathaway, Inc., Class B(a)	117,135
Electronic Equipment, Instruments & Components (2.5%)
8,414	Corning, Inc.	202,188
Energy Equipment & Services (2.0%)
3,040	Halliburton Co.	161,394
Equity Real Estate Investment Trusts (1.1%)
1,046	Crown Castle International Corp.	87,299
Food & Staples Retailing (2.2%)
1,143	Costco Wholesale Corp.	171,576
Food Products (1.5%)
2,831	Mondelez International, Inc., Class A	116,750
Health Care Equipment & Supplies (3.7%)
3,644	Abbott Laboratories	138,727
2,034	Danaher Corp.	158,998
		297,725
Hotels, Restaurants & Leisure (2.2%)
2,997	Starbucks Corp.	173,736
Household Durables (1.5%)
2,242	Garmin, Ltd.	116,943
Industrial Conglomerates (1.6%)
2,101	General Electric Co.	64,627
577	Honeywell International, Inc.	65,743
		130,370
Internet & Direct Marketing Retail (2.8%)
1,332	Expedia, Inc.	165,235
496	Netflix, Inc.(a)	58,032

Shares	Security Description	Value

Common Stocks, continued:
Internet & Direct Marketing Retail, continued:
		$223,267
Internet Software & Services (2.6%)
100	Alphabet, Inc., Class A(a)	77,588
1,092	Facebook, Inc., Class A(a)	129,315
		206,903
Life Sciences Tools & Services (1.6%)
521	Quintiles Transnational Holdings, Inc.(a)	40,028
603	Thermo Fisher Scientific, Inc.	84,487
		124,515
Machinery (4.6%)
1,413	Fortive Corp.	77,701
2,367	Ingersoll-Rand PLC	176,436
1,956	Pentair PLC	112,392
		366,529
Media (4.3%)
2,715	Comcast Corp., Class A	188,720
1,529	The Walt Disney Co.	151,554
		340,274
Oil, Gas & Consumable Fuels (8.3%)
1,630	Anadarko Petroleum Corp.	112,715
2,483	Continental Resources, Inc.(a)	144,038
959	EOG Resources, Inc.	98,317
800	Exxon Mobil Corp.	69,840
612	Pioneer Natural Resources Co.	116,916
3,828	The Williams Cos., Inc.	117,520
		659,346
Pharmaceuticals (3.8%)
3,347	Bristol-Myers Squibb Co.	188,905
1,050	Johnson & Johnson	116,865
		305,770
Road & Rail (1.7%)
1,336	Union Pacific Corp.	135,377
Semiconductors & Semiconductor Equipment (5.8%)
1,584	NXP Semiconductors NV(a)	157,054
2,015	QUALCOMM, Inc.	137,282
2,242	Texas Instruments, Inc.	165,751
		460,087
Software (4.3%)
2,771	Activision Blizzard, Inc.	101,446
4,051	Microsoft Corp.	244,114
		345,560
Specialty Retail (1.6%)
1,760	Lowe’s Cos., Inc.	124,168
Technology Hardware, Storage & Peripherals (2.8%)
2,000	Apple, Inc.	221,040
Textiles, Apparel & Luxury Goods (1.0%)
2,505	Under Armour, Inc., Class A(a)	77,154
Wireless Telecommunication Services (1.4%)
2,102	T-Mobile US, Inc.(a)	113,949
Total Common Stocks		7,802,056

Investment in Affiliates (15.9%)
1,268,706	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(b)	1,268,706
Total Investment in Affiliates		1,268,706

Total Investments (Cost $6,725,531)(c) - 114.0%		9,070,762
Liabilities in excess of other assets — (14.0)%		(1,115,280)
Net Assets - 100.0%		$7,955,482

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (81.8%)
Aerospace & Defense (3.3%)
2,735	Lockheed Martin Corp.	$725,458
2,110	Northrop Grumman Corp.	526,762
		1,252,220
Banks (4.8%)
82,690	FNB Corp.	1,263,502
37,443	Southern National Bancorp of Virginia, Inc.	556,403
		1,819,905
Beverages (1.0%)
8,410	Monster Beverage Corp.(a)	376,348
Biotechnology (4.1%)
11,157	BioMarin Pharmaceutical, Inc.(a)	955,374
5,690	Incyte Corp.(a)	582,030
		1,537,404
Building Products (2.8%)
11,519	Johnson Controls International PLC(a)	518,125
50,525	PGT, Inc.(a)	560,827
		1,078,952
Chemicals (5.1%)
14,260	Syngenta AG GDR	1,089,749
8,190	The Valspar Corp.	836,117
		1,925,866
Commercial Services & Supplies (3.4%)
19,025	Advanced Disposal Services, Inc., Class I(a)	381,642
62,170	Covanta Holding Corp.	907,682
		1,289,324
Communications Equipment (1.1%)
14,582	Cisco Systems, Inc.	434,835
Construction & Engineering (1.9%)
30,890	Primoris Services Corp.	708,308
Construction Materials (3.8%)
15,865	Forterra, Inc.(a)	314,286
19,540	US Concrete, Inc.(a)	1,110,849
		1,425,135
Diversified Financial Services (1.7%)
4,177	Berkshire Hathaway, Inc., Class B(a)	657,627
Electronic Equipment, Instruments & Components (5.9%)
18,320	FLIR Systems, Inc.	657,871
42,122	Ingram Micro, Inc.	1,577,047
		2,234,918
Energy Equipment & Services (2.4%)
67,695	Smart Sand, Inc.(a)	925,391
Food & Staples Retailing (1.4%)
6,770	CVS Health Corp.	520,545
Food Products (2.7%)
7,710	ConAgra Foods, Inc.	282,880
5,665	Pinnacle Foods, Inc.	280,757
11,962	The Hain Celestial Group, Inc.(a)	468,791
		1,032,428
Gas Utilities (3.1%)
93,837	Gas Natural, Inc.	1,172,963
Health Care Equipment & Supplies (2.6%)
24,460	Alere, Inc.(a)	971,551
Insurance (4.4%)
70,825	Fidelity & Guaranty Life	1,671,470
Internet Software & Services (2.3%)
1,159	Alphabet, Inc., Class C^(a)	878,568
Leisure Products (1.5%)
17,566	Mattel, Inc.	554,559

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Media (2.0%)
7,671	The Walt Disney Co.	$760,350
Oil, Gas & Consumable Fuels (1.4%)
43,536	Encana Corp.	548,554
Pharmaceuticals (3.1%)
13,575	Bristol-Myers Squibb Co.	766,173
77,821	MediWound, Ltd.(a)	416,342
		1,182,515
Professional Services (2.0%)
18,749	On Assignment, Inc.(a)	774,146
Semiconductors & Semiconductor Equipment (2.6%)
9,942	NXP Semiconductors NV(a)	985,749
Software (4.3%)
5,180	Cyberark Software, Ltd.(a)	264,232
16,717	Dell Technologies, Inc., Class V(a)	895,362
9,300	Oracle Corp.	373,767
1,366	Proofpoint, Inc.(a)	105,196
		1,638,557
Specialty Retail (4.7%)
19,610	Cabela’s, Inc., Class A(a)	1,220,527
8,155	Lowe’s Cos., Inc.	575,335
		1,795,862
Technology Hardware, Storage & Peripherals (1.4%)
35,130	HP, Inc.	541,002
Trading Companies & Distributors (1.0%)
20,925	H&E Equipment Services, Inc.	385,229
Total Common Stocks		31,080,281

Mortgage Backed Securities† (2.1%)
Commercial Mortgage Backed Securities (2.1%)
522,394	Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45(b)	524,100
260,812	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 5.94%, 9/15/39(b)	265,270
		789,370
Total Mortgage Backed Securities		789,370

Corporate Bonds (5.2%)
Beverages (1.2%)
433,000	Constellation Brands, Inc., 4.25%, 5/1/23	453,026
Household Durables (4.1%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 5/15/17 @ 105 *	1,537,988
Total Corporate Bonds		1,991,014

Investment Companies (5.2%)

30,870	Direxion Daily 20-Year Treasury Bull 3X	563,995
37,450	iPath S&P 500 VIX Short-Term	1,044,481
1,333	iShares NASDAQ Biotechnology ETF	365,335
Total Investment Companies		1,973,811

Investment in Affiliates (1.1%)
408,579	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(c)	408,579
Total Investment in Affiliates		408,579

Total Investments (Cost $33,980,122)(d) - 95.4%		36,243,055
Other assets in excess of liabilities — 4.6%		1,745,644
Net Assets - 100%		$37,988,699

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2016
(Unaudited)

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	All or a portion of the shares have been committed as collateral for short positions.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GDR	Global Depositary Receipt
ETF	Exchange Traded Fund

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (92.0%)
Chemicals (0.9%)
19,004	Sasol Ltd. ADR	$506,647
Electric Utilities (0.8%)
3,081	Companhia Paranaense de Energia-Copel ADR	26,250
2,270	CPFL Energia SA ADR	32,575
1,091	Duke Energy Corp.	80,483
4,353	Enersis Americas SA ADR	34,780
2,987	Korea Electric Power Corp. ADR	59,113
480	MGE Energy, Inc.	28,416
429	NextEra Energy, Inc.	49,005
1,566	Pampa Energia SA ADR(a)	54,700
538	PG&E Corp.	31,634
873	The Southern Co.	40,874
		437,830
Electrical Equipment (1.6%)
30,000	TPI Composites, Inc.(a)	455,100
20,076	Vestas Wind Systems A/S ADR	439,664
		894,764
Electronic Equipment, Instruments & Components (0.2%)
25,312	ClearSign Combustion Corp.(a)	101,248
Energy Equipment & Services (17.8%)
336	Baker Hughes, Inc.	21,615
658	Diamond Offshore Drilling, Inc.	11,883
33,517	Halliburton Co.	1,779,417
519	Helmerich & Payne, Inc.	39,262
118,000	Nabors Industries Ltd.	1,899,800
708	Patterson-UTI Energy, Inc.	18,882
7,474	Schlumberger Ltd.	628,190
112,410	Smart Sand, Inc.(a)	1,536,645
84,321	Technip SA ADR	1,454,537
41,996	Tenaris SA ADR	1,352,691
70,000	Unit Corp.(a)	1,701,000
		10,443,922
Gas Utilities (0.6%)
765	Atmos Energy Corp.	54,407
306	Chesapeake Utilities Corp.	19,829
812	Northwest Natural Gas Co.	46,528
1,127	ONE Gas, Inc.	67,631
517	Southwest Gas Corp.	38,325
1,178	Spire, Inc.	76,028
675	UGI Corp.	30,240
596	WGL Holdings, Inc.	43,246
		376,234
Independent Power & Renewable Electricity Producers (0.6%)
15,541	AES Corp.	177,944
8,470	Calpine Corp.(a)	94,441
670	Huaneng Power International, Inc. ADR	16,696
7,427	NRG Energy, Inc.	84,222
		373,303
Industrial Conglomerates (1.3%)
6,541	Siemens AG ADR	736,582
Metals & Mining (1.7%)
55,590	Hi-Crush Partners LP(a)	1,014,518
Multi-Utilities (1.1%)
2,136	Avista Corp.	86,444
670	Consolidated Edison, Inc.	46,746
1,001	Dominion Resources, Inc.	73,363
3,801	National Grid PLC ADR	216,923
2,296	Sempra Energy	229,141
301	Veolia Environnement SA ADR	5,182
		657,799

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels (65.1%)
25,000	Anadarko Petroleum Corp.	$1,728,750
15,452	Chevron Corp.	1,723,825
206	CNOOC Ltd. ADR	27,271
3,600	Concho Resources, Inc.(a)	514,872
573	ConocoPhillips	27,802
50,000	CONSOL Energy, Inc.	1,029,000
22,922	Continental Resources, Inc.(a)	1,329,705
15,886	Delek Logistics Partners LP	405,887
20,538	Devon Energy Corp.	992,602
7,674	Diamondback Energy, Inc.(a)	827,641
58,557	Enbridge, Inc.	2,461,736
238,100	Encana Corp.	3,000,060
17,634	Eni SpA ADR	492,165
16,282	EnLink Midstream LLC	297,961
18,079	Enterprise Products Partners LP	468,788
19,025	EOG Resources, Inc.	1,950,443
14,000	EQT Corp.	981,120
34,580	Exxon Mobil Corp.	3,018,833
24,000	Imperial Oil Ltd.	823,680
73,382	Laredo Petroleum, Inc.(a)	1,173,378
6,650	Magellan Midstream Partners LP	460,513
53,013	Marathon Oil Corp.	957,415
2,794	Marathon Petroleum Corp.	131,374
18,000	Occidental Petroleum Corp.	1,284,480
11,461	PDC Energy, Inc.(a)	853,271
30,776	Phillips 66	2,556,870
5,800	Pioneer Natural Resources Co.	1,108,032
534	Royal Dutch Shell PLC ADR, Class A	27,287
19,797	The Williams Cos., Inc.	607,768
46,116	TOTAL SA ADR	2,197,889
61,318	TransCanada Corp.	2,748,886
2,522	Ultrapar Participacoes SA GDR	51,171
2,477	Valero Energy Corp.	152,484
20,312	Woodside Petroleum Ltd. ADR	463,317
82,461	WPX Energy, Inc.(a)	1,281,444
		38,157,720
Water Utilities (0.3%)
478	American States Water Co.	20,267
274	American Water Works Co., Inc.	19,857
11,864	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	104,403
305	Connecticut Water Service, Inc.	16,629
		161,156
Total Common Stocks		53,861,723

Corporate Bonds (5.4%)
Energy Equipment & Services (2.2%)
210,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	146,213
250,000	Ensco PLC, 4.70%, 3/15/21	223,125
395,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	363,544
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	518,140
		1,251,022
Oil, Gas & Consumable Fuels (3.2%)
51,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	52,984
500,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 103 *	514,075
500,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 103 *	498,750

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2016

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$360,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 104 *	$374,400
500,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 *	472,500
		1,912,709
Total Corporate Bonds		3,163,731

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (2.4%)
1,407,859	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.00%(b)	$1,407,859
Total Investment in Affiliates		1,407,859

Total Investments (Cost $48,996,564)(c) - 99.8%		58,433,313
Other assets in excess of liabilities — 0.2%		124,444
Net Assets - 100.0%		$58,557,757

The Advisor has determined that 48.5% of the Fund’s net assets comprise securities the issuers of which derive more than 50% of their assets, revenue or income from countries other than the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2016.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

November 30, 2016(Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of November 30, 2016, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Active Core Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Effective December 30, 2016, the Short-Term Income Fund, Intermediate Bond Fund, and U.S. Large Cap Equity changed names to Limited Duration Fund, Moderate Duration Fund, and Multi Cap Equity Income Fund, respectively. Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Active Core Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares, Select Shares and Premier Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares. As of November 30, 2016, the Select Shares and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments

November 30, 2016(Unaudited)

The following is a summary categorization, as of November 30, 2016, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$1,115,076,543	$—	$1,115,076,543
Repurchase Agreements	—	408,410,886	—	408,410,886
Total Investments	—	1,523,487,429	—	1,523,487,429

Government Securities Money Market
U.S. Government Agency Securities	—	731,232,754	—	731,232,754
U.S. Treasury Obligations	—	360,049,756	—	360,049,756
Repurchase Agreements	—	698,634,573	—	698,634,573
Total Investments	—	1,789,917,083	—	1,789,917,083

Intermediate Tax-Free Bond Fund
Municipal Bonds[3]	—	41,464,419	—	41,464,419
Investment Companies	640,630	—	—	640,630
Total Investments	640,630	41,464,419	—	42,105,049

Short-Term Income Fund
Asset Backed Securities	—	5,076,424	—	5,076,424
Mortgage Backed Securities[1]	—	56,065,673	—	56,065,673
Corporate Bonds[2]	—	4,448,787	—	4,448,787
Commercial Paper[2]	—	1,348,992	—	1,348,992
U.S. Government Agency Securities	—	2,690,310	—	2,690,310
U.S. Treasury Obligations	—	35,891,649	—	35,891,649
Investment in Affiliates	5,555,291	—	—	5,555,291
Total Investments	5,555,291	105,521,835	—	111,077,126

Intermediate Bond Fund
Asset Backed Securities	$—	$4,010,919	$—	$4,010,919
Mortgage Backed Securities[1]	—	23,157,224	—	23,157,224
Corporate Bonds[2]	—	3,018,568	—	3,018,568
Taxable Municipal Bonds[3]	—	672,742	—	672,742
U.S. Government Agency Securities	—	3,226,725	—	3,226,725
U.S. Treasury Obligations	—	29,569,358	—	29,569,358
Investment in Affiliates	706,366	—	—	706,366
Total Investments	706,366	63,655,536	—	64,361,902

Bond Fund
Asset Backed Securities	—	3,472,000	—	3,472,000
Mortgage Backed Securities[1]	—	56,983,942	—	56,983,942
Corporate Bonds[2]	—	3,001,128	—	3,001,128
Municipal Bond[3]	—	136,094	—	136,094
Commercial Paper[2]	—	1,648,768	—	1,648,768
U.S. Government Agency Securities	—	13,153,901	—	13,153,901
U.S. Treasury Obligations	—	58,307,180	—	58,307,180
Investment in Affiliates	3,834,353	—	—	3,834,353
Total Investments	3,834,353	136,703,013	—	140,537,366

Active Core Fund
Common Stocks[2]	31,236,958	—	—	31,236,958
Asset Backed Securities	—	839,249	—	839,249
Mortgage Backed Securities[1]	—	9,051,017	—	9,051,017
Corporate Bonds[2]	—	1,203,478	—	1,203,478
Taxable Municipal Bonds[3]	—	564,510	—	564,510
Commercial Paper[2]	—	274,795	—	274,795
Preferred Stock	70,372	—	—	70,372
U.S. Government Agency Securities	—	2,024,715	—	2,024,715
U.S. Treasury Obligations	—	10,311,142	—	10,311,142
Investment Companies	3,069,044	—	—	3,069,044
Investment in Affiliates	1,904,640	—	—	1,904,640
Total Investments	36,281,014	24,268,906	—	60,549,920

U.S. Large Cap Equity Fund
Common Stocks[2]	7,802,056	—	—	7,802,056
Investment in Affiliates	1,268,706	—	—	1,268,706
Total Investments	9,070,762	—	—	9,070,762

Opportunistic Fund
Common Stocks[2]	31,080,281	—	—	31,080,281
Mortgage Backed Securities[1]	—	789,370	—	789,370
Corporate Bonds[2]	—	1,991,014	—	1,991,014
Investment Companies	1,973,811	—	—	1,973,811
Investment in Affiliates	408,579	—	—	408,579
Total Investments	33,462,671	2,780,384	—	36,243,055

World Energy Fund
Common Stocks[2]	53,861,723	—	—	53,861,723
Corporate Bonds[2]	—	3,163,731	—	3,163,731
Investment in Affiliates	1,407,859	—	—	1,407,859
Total Investments	55,269,582	3,163,731	—	58,433,313

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2	Please see the Schedule of Portfolio Investments for Industry classification.
3	Please see the Schedule of Portfolio Investments for State classification.

Notes to Schedule of Portfolio Investments

November 30, 2016(Unaudited)

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. As of the year ended August 31, 2016 and the period ended November 30, 2016 there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of November 30, 2016, based on levels assigned to securities on August 31, 2016.

Securities Valuation:

The Money Market Funds, which operate as either government or retail funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Active Core Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Opportunistic Fund engaged in short sales during the period ending November 30, 2016.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds can purchase options and index options provided that its total investment in such options immediately after such purchase does not exceed 5% of its total assets.

Notes to Schedule of Portfolio Investments

November 30, 2016(Unaudited)

The Funds did not hold purchased options during the period ending November 30, 2016.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of November 30, 2016 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Intermediate Bond Fund:
Preferred Term Securities XI, Class B-1, 24.57%, 9/24/33, Callable 1/6/17 @ 100	09/12/03	$515,167	$500,000	$262,500

Bond Fund:
Preferred Term Securities XI, Class B-1, 24.57%, 9/24/33, Callable 1/6/17 @ 100	09/12/03	$515,167	$500,000	$262,500

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

3.	Credit Risk and Other Risk Considerations:

The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

4.	Federal Income Taxes:

At November 30, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$41,476,295	$1,071,350	$(442,596)	$628,754
Short-Term Income Fund	113,753,225	233,364	(2,909,463)	(2,676,099)
Intermediate Bond Fund	67,589,956	190,248	(3,418,302)	(3,228,054)
Bond Fund	145,561,148	447,999	(5,471,781)	(5,023,782)
Active Core Fund	53,060,794	9,270,226	(1,781,100)	7,489,126
U.S. Large Cap Equity Fund	6,725,559	2,398,020	(52,817)	2,345,203
Opportunistic Fund	33,980,443	2,839,475	(576,863)	2,262,612
World Energy Fund	48,996,959	9,925,275	(488,921)	9,436,354

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/20/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/20/17

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	1/23/17

* Print the name and title of each signing officer under his or her signature.